Eaton Vance
South Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Education — 7.7%
Clemson University, SC, (Byrnes Hall Project), 4.00%, 5/1/49	$2,505	$ 2,404,625
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	600,804
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,043,940
5.00%, 10/1/45	2,000	2,032,260
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	633,123
5.00%, 4/1/49	1,000	1,015,920
University of South Carolina, 5.00%, 5/1/46	2,485	2,642,077
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,573,185
		$ 12,945,934
Electric Utilities — 8.8%
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/47	$5,000	$ 5,059,450
South Carolina Public Service Authority:
4.00%, 12/1/42	3,310	3,104,449
5.00%, 12/1/37	2,000	2,030,820
5.00%, 12/1/49	2,000	2,001,660
5.50%, 12/1/40	1,500	1,647,735
5.50%, 12/1/54	1,000	1,000,090
		$ 14,844,204
General Obligations — 22.4%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$1,140	$ 1,162,618
Beaufort County School District, SC, 5.00%, 3/1/24	5,000	5,021,600
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,710	1,867,730
5.00%, 3/1/47	2,060	2,245,132
Fort Mill School District No. 4, SC:
4.00%, 3/1/38	2,775	2,801,862
4.00%, 3/1/39	3,200	3,214,080
Oconee County, SC:
5.00%, 4/1/42	2,345	2,588,927
5.00%, 4/1/43	2,000	2,202,520
Puerto Rico:
5.625%, 7/1/29	500	529,210
5.75%, 7/1/31	1,250	1,346,813
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Richland-Lexington Airport District, SC, 4.00%, 3/1/24	$685	$ 685,308
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,161,242
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,659,250
Spartanburg County School District No. 5, SC, 4.00%, 3/1/43	1,900	1,913,851
Spartanburg County School District No. 7, SC:
5.00%, 3/1/40	1,000	1,066,040
5.00%, 3/1/43	1,360	1,435,820
		$ 37,902,003
Hospital — 16.3%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,518,630
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,504,525
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/29	600	633,780
5.00%, 11/1/41	5,000	5,049,800
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,930,380
5.00%, 2/1/38	3,000	3,038,910
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,407,360
5.00%, 10/1/37	1,000	1,091,170
5.00%, 12/1/46	3,750	3,876,975
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	2,150	2,202,267
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,554,405
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/36	1,380	1,381,904
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.25%, 11/15/39(1)	1,300	1,300,000
		$ 27,490,106
Housing — 2.8%
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	$1,490	$ 1,490,104
4.75%, 7/1/43	1,000	1,028,240
4.75%, 7/1/43	1,200	1,233,888
4.90%, 7/1/48	1,000	1,017,610
		$ 4,769,842

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$1,750	$ 1,735,352
		$ 1,735,352
Insured - Electric Utilities — 2.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,068,088
(NPFG), 5.25%, 7/1/32	1,350	1,337,634
(NPFG), 5.25%, 7/1/34	1,820	1,808,261
		$ 4,213,983
Insured - Utilities — 2.2%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$950	$ 1,015,787
(AMBAC), 5.50%, 9/1/32	2,000	2,259,560
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	510,855
		$ 3,786,202
Lease Revenue/Certificates of Participation — 7.7%
Allendale County School District, SC, (Refunding & Improvement), 5.00%, 12/1/24	$500	$ 506,495
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
5.00%, 12/1/24	2,000	2,035,580
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	3,875,000
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,087,950
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43(3)	1,500	1,587,804
		$ 13,092,829
Other Revenue — 2.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue:
5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,473,500
(Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	2,000	2,002,280
		$ 3,475,780
Senior Living/Life Care — 2.1%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 951,720
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	447,448
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	$1,000	$ 987,020
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	614,509
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	479,460
		$ 3,480,157
Solid Waste — 0.6%
Three Rivers Solid Waste Authority, SC, (Landfill Gas Project), 0.00%, 10/1/26	$1,150	$ 1,037,024
		$ 1,037,024
Special Tax Revenue — 2.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 194,418
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	1,000,330
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,006,600
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,687,773
		$ 4,889,121
Transportation — 5.7%
Charleston County Airport District, SC, 5.00%, 7/1/43	$1,050	$ 1,096,893
Horry County, SC, Airport Revenue, 4.00%, 7/1/39	1,500	1,497,165
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,195,600
(AMT), 5.00%, 7/1/44	5,705	5,842,376
		$ 9,632,034
Water and Sewer — 12.2%
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	$2,500	$ 2,728,725
Columbia, SC, Waterworks and Sewer System Revenue:
5.00%, 2/1/37(3)	1,500	1,716,210
5.00%, 2/1/38(3)	1,125	1,272,667
5.00%, 2/1/47	5,360	5,826,320
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48	600	592,776
Florence, SC, Combined Waterworks and Sewerage System Revenue, 4.25%, 9/1/48	3,525	3,558,664
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,051,210
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,058,360

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Spartanburg, SC, Water System Revenue, 5.00%, 6/1/39	$1,645	$ 1,717,923
York County, SC, Water and Sewer System Revenue, 4.00%, 6/1/41	1,150	1,158,982
		$ 20,681,837
Total Tax-Exempt Municipal Obligations (identified cost $162,393,933)		$163,976,408

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 364,680
		$ 364,680
Special Tax Revenue — 1.1%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,790,200
		$ 1,790,200
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$470	$ 446,495
		$ 446,495
Total Taxable Municipal Obligations (identified cost $2,970,000)		$ 2,601,375

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$570	$ 559,364
Total Trust Units (identified cost $574,158)		$ 559,364
Total Investments — 98.9% (identified cost $165,938,091)		$167,137,147
Other Assets, Less Liabilities — 1.1%		$ 1,890,501
Net Assets — 100.0%		$169,027,648
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $194,418 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 4.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
South Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$163,976,408	$ —	$163,976,408
Taxable Municipal Obligations	—	2,601,375	—	2,601,375
Trust Units	—	559,364	—	559,364
Total Investments	$ —	$167,137,147	$ —	$167,137,147
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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